LEASE - Schedule of Supplemental Cash Flow Information (Details)	Dec. 31, 2024 Rate	Dec. 31, 2023 Rate
Leases [Abstract]
Weighted average remaining lease term	17 years 11 months 4 days	17 years 10 months 17 days
Weighted average discount rate	5.80%	5.70%